Note 19 - Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of transfers of financial assets [text block]
	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Balance at beginning of the Period	55,866	60,264
Additions	—	631
Withdrawal	(55,874)	(5,002)
Net gain / (loss) transfer to equity	8	(27)
Balance at the end the Period	—	55,866
Less non-current portion	—	(22,864)
Current portion	—	33,002

Marketable securities include the following:

Disclosure of components of marketable securities [text block]
	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Listed securities:
Corporate and government debt instruments	—	55,063
Certificates of deposit	—	803
TOTAL	—	55,866